Organization and Basis of Presentation (Details)	9 Months Ended
Mar. 31, 2023 shares
Class A common stock
Organization and Basis of Presentation
Shares issued	47,500,000
Class E common stock
Organization and Basis of Presentation
Shares issued	60,000,000